ACQUISITION OF SHAREHOLDINGS - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Jun. 01, 2022 Vote $ / shares shares	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Apr. 24, 2023 Vote shares	Dec. 31, 2022 ARS ($)
ACQUISITION OF SHAREHOLDINGS
Indemnification assets recognized as of December 31, 2023		$ 45			$ 215
Cash paid			$ 0.5
NYSSA
ACQUISITION OF SHAREHOLDINGS
Percentage of interest on stake	100.00%
Shares can be purchased per agreement | shares	10,000
Share price value | $ / shares	$ 1,000
Number of votes per share | Vote	1
Total consideration		2,884
Net identifiable assets acquired		1,987
Goodwill					$ 897
Indemnification assets recognized as of December 31, 2023		45
Other liabilities recognized as of December 31, 2023		1,592
Total current liabilities		566
Non-current liabilities		1,026
OPH
ACQUISITION OF SHAREHOLDINGS
Total consideration			13.8
Cash and Government Securities paid		2,775	$ 4.8
Cash paid		2,228
Government securities paid		547
Guarantee deposit current classified for other receivable		2,417
Guarantee deposit non-current classified for other receivable		4,772
Guarantee deposit classified for other receivable		7,189
OPH | Other Liabilities
ACQUISITION OF SHAREHOLDINGS
Other liabilities recognized as of December 31, 2023		6,492
Total current liabilities		2,358
Non-current liabilities		$ 4,133
OPH | Share subscription agreement
ACQUISITION OF SHAREHOLDINGS
Percentage of interest on stake				50.00%
Shares can be purchased per agreement | shares				1,000
Number of votes per share | Vote				1
Open Pass S.A.U.
ACQUISITION OF SHAREHOLDINGS
Proportion of voting rights of joint venture in its subsidiary		100.00%